UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [X]; Amendment Number: __
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Povinelli
Title: Chief Compliance Officer
Phone: 203 656 2432

Signature, Place, and Date of Signing:

 /s/ Anna Povinelli           Darien, CT                  03/31/2013
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  19
Form 13F Information Table Value Total:  $102,696,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----

AGNICO-EAGLE MINES LTD        COM                008474108        5511  134278 SH           SOLE               134278      0      0
ARGONAUT GOLD INC             COM                04016A101        4025  496978 SH           SOLE               496978      0      0
B2GOLD                        COM                11777Q209        6747 2221382 SH           SOLE              2221382      0      0
BANRO CORPORATION             COM                066800103        3465 2026058 SH           SOLE              2026058      0      0
DETOUR GOLD CORP              COM                250669108        4282  223074 SH           SOLE               223074      0      0
DUNDEE PRECIOUS METALS INC    COM                265269209        9033 1163346 SH           SOLE              1163346      0      0
ELDORADO GOLD CORP            COM                284902103        2616  274542 SH           SOLE               274542      0      0
JAGUAR MINING INC             COM                47009M103        2468 4147657 SH           SOLE              4147657      0      0
NEW GOLD INC                  COM                644535106        8841  971555 SH           SOLE               971555      0      0
NORTHERN DYNASTY MINERALS     COM                66510M204        7213 2275439 SH           SOLE              2275439      0      0
OSISKO EXPLORATION LTD        COM                688278100        2519  425059 SH           SOLE               425059      0      0
PAN AMERICAN SILVER CORP      COM                697900108        9755  595546 SH           SOLE               595546      0      0
PRETIUM RESOURCES INC         COM                74139C102        6096  769486 SH           SOLE               769486      0      0
RANDGOLD RESOURCES LTD-ADR    ADR                752344309        7847   91269 SH           SOLE                91269      0      0
RIO ALTO MINING LTD           COM                76689T104         867  188847 SH           SOLE               188847      0      0
SANDSTORM GOLD LTD            COM                80013R206        2515  266015 SH           SOLE               266015      0      0
SEABRIDGE GOLD INC            COM                811916105        6603  478467 SH           SOLE               478467      0      0
TOREX GOLD RESOURCES          COM                891054108        4804 2809056 SH           SOLE              2809056      0      0
YAMANA GOLD INC               COM                98462Y100        7489  487893 SH           SOLE               487893      0      0

